American Century Investments®
Quarterly Portfolio Holdings
Global Real Estate Fund
July 31, 2024

Global Real Estate Fund - Schedule of Investments
JULY 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.9%
Australia — 7.0%
Goodman Group	1,208,503	27,899,604
Mirvac Group	5,258,979	7,404,681
NEXTDC Ltd.(1)	616,811	6,792,465
Scentre Group	6,848,619	15,617,779
		57,714,529
Canada — 2.7%
Boardwalk Real Estate Investment Trust	89,506	5,056,653
Chartwell Retirement Residences	1,698,823	16,857,187
		21,913,840
China — 0.5%
GDS Holdings Ltd., ADR(1)	140,062	1,572,896
GDS Holdings Ltd., Class A(1)(2)	2,000,500	2,787,591
		4,360,487
France — 1.0%
Unibail-Rodamco-Westfield	108,786	8,135,150
Germany — 0.6%
Vonovia SE	147,164	4,512,077
Hong Kong — 0.3%
Link REIT	510,179	2,152,456
India — 2.1%
DLF Ltd.	365,730	3,893,710
Godrej Properties Ltd.(1)	107,301	4,136,438
Macrotech Developers Ltd.	256,826	4,021,779
Phoenix Mills Ltd.	119,596	5,146,816
		17,198,743
Japan — 4.8%
Invincible Investment Corp.	18,479	8,370,061
Japan Hotel REIT Investment Corp.	9,962	5,088,793
Mitsubishi Estate Co. Ltd.	472,600	8,054,960
Mitsui Fudosan Co. Ltd.	1,082,400	11,213,512
Tokyu Fudosan Holdings Corp.	983,500	7,101,148
		39,828,474
Netherlands — 0.6%
CTP NV	256,234	4,489,216
Singapore — 1.8%
CapitaLand Ascendas REIT	3,249,600	6,634,248
Digital Core REIT Management Pte. Ltd.	8,731,300	4,981,023
Mapletree Industrial Trust	1,797,000	3,117,995
		14,733,266
Spain — 1.7%
Cellnex Telecom SA	54,298	1,893,735
Merlin Properties Socimi SA	1,081,149	12,346,582
		14,240,317
United Kingdom — 3.7%
British Land Co. PLC	1,279,141	6,779,829
Grainger PLC	1,306,063	4,056,742
Segro PLC	1,143,845	13,463,751
Taylor Wimpey PLC	2,885,649	5,916,085
		30,216,407

United States — 72.1%
Agree Realty Corp.	222,182	15,323,892
American Homes 4 Rent, Class A	304,636	10,994,313
American Tower Corp.	24,092	5,309,877
Americold Realty Trust, Inc.	467,984	13,988,042
AvalonBay Communities, Inc.	133,739	27,405,796
BXP, Inc.	209,447	14,935,666
Camden Property Trust	75,698	8,383,553
CareTrust REIT, Inc.	373,131	10,059,612
CubeSmart	285,679	13,592,607
Digital Realty Trust, Inc.	343,921	51,412,750
EastGroup Properties, Inc.	69,410	12,978,976
Equinix, Inc.	52,174	41,229,982
Essential Properties Realty Trust, Inc.	875,430	25,903,974
Essex Property Trust, Inc.	49,968	13,909,092
Extra Space Storage, Inc.	157,821	25,191,388
Hilton Worldwide Holdings, Inc.	18,767	4,028,712
Invitation Homes, Inc.	425,510	15,007,738
Iron Mountain, Inc.	345,406	35,424,839
Kite Realty Group Trust	799,366	19,712,366
Lamar Advertising Co., Class A	34,574	4,144,040
Phillips Edison & Co., Inc.	132,472	4,649,767
Prologis, Inc.	529,126	66,696,332
Public Storage	63,228	18,710,430
Ryman Hospitality Properties, Inc.	66,042	6,637,881
Simon Property Group, Inc.	121,869	18,699,579
Urban Edge Properties	679,415	13,792,124
Ventas, Inc.	397,040	21,614,858
VICI Properties, Inc.	687,933	21,504,786
Welltower, Inc.	464,616	51,688,530
		592,931,502
TOTAL COMMON STOCKS (Cost $661,028,701)		812,426,464
SHORT-TERM INVESTMENTS — 0.5%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,525	5,525
Repurchase Agreements — 0.5%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.625%, 2/15/40, valued at $247,614), in a joint trading account at 5.29%, dated 7/31/24, due 8/1/24 (Delivery value $242,107)		242,071
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.375%, 2/15/42, valued at $3,144,714), at 5.31%, dated 7/31/24, due 8/1/24 (Delivery value $3,083,455)		3,083,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 0.375% - 2.25%, 8/15/24 - 7/31/27, valued at $990,574), at 5.31%, dated 7/31/24, due 8/1/24 (Delivery value $971,143)		971,000
		4,296,071
TOTAL SHORT-TERM INVESTMENTS (Cost $4,301,596)		4,301,596
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $665,330,297)		816,728,060
OTHER ASSETS AND LIABILITIES — 0.6%		5,245,516
TOTAL NET ASSETS — 100.0%		$821,973,576

SECTOR ALLOCATION
(as a % of net assets)
Industrial	18.3%
Retail	15.2%
Data Centers	13.2%
Health Care	12.2%
Residential	12.0%
Diversified	8.0%
Self Storage	7.1%
Specialty	4.8%
Lodging/Resorts	2.9%
Gaming REITs	2.6%
Office	1.8%
Telecommunications REITs	0.6%
Telecommunications	0.2%
Short-Term Investments	0.5%
Other Assets and Liabilities	0.6%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $763,323. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. At the period end, the aggregate value of the collateral held by the fund was $788,335, all of which is securities collateral.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$57,714,529	—
Canada	—	21,913,840	—
China	$1,572,896	2,787,591	—
France	—	8,135,150	—
Germany	—	4,512,077	—
Hong Kong	—	2,152,456	—
India	—	17,198,743	—
Japan	—	39,828,474	—
Netherlands	—	4,489,216	—
Singapore	—	14,733,266	—
Spain	—	14,240,317	—
United Kingdom	—	30,216,407	—
Other Countries	592,931,502	—	—
Short-Term Investments	5,525	4,296,071	—
	$594,509,923	$222,218,137	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.